                         AMERIPRISE CERTIFICATE COMPANY

                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER

                                  JUNE 30, 2008

                                                             Report Number C-100
                                                                     ACC Reports
                                                              September 15, 2008

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2008

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Balance Sheet                                                                2-3
Statement of Operations                                                      4-5
Statement of Comprehensive Loss                                                6
Statement of Shareholder's Equity                                              7
Statement of Cash Flows                                                        8
Investment of Securities in Unaffiliated Issuers                            9-19

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET

June 30, 2008                                                         Unaudited
-------------                                                        -----------
                                                                     (thousands)
ASSETS
QUALIFIED ASSETS
Investments in unaffiliated issuers:
   Cash equivalents                                                   $  358,831
   Available-for-Sale securities, at fair value                        3,434,312
   First mortgage loans on real estate and other loans, at cost          392,685
   Certificate loans - secured by certificate reserves, at cost            6,863
                                                                      ----------
Total investments                                                      4,192,691
                                                                      ----------
Receivables:
   Dividends and interest                                                 29,875
   Investment securities sold                                              2,184
                                                                      ----------
Total receivables                                                         32,059
                                                                      ----------
Equity index options, purchased                                           20,705
                                                                      ----------
Total qualified assets                                                 4,245,455
                                                                      ----------
OTHER ASSETS
Deferred taxes, net                                                       70,028
Current taxes receivable                                                     137
Due from other affiliates                                                    137
                                                                      ----------
Total other assets                                                        70,302
                                                                      ----------
Total assets                                                          $4,315,757
                                                                      ==========

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)

June 30, 2008                                                         Unaudited
-------------                                                        -----------
                                                                     (thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
Certificate Reserves
Installment certificates:
   Reserves to mature                                                 $   52,475
   Additional credits and accrued interest                                 1,319
   Advance payments and accrued interest                                     176
Fully paid certificates:
   Reserves to mature                                                  3,989,052
   Additional credits and accrued interest                                 6,944
   Due to unlocated certificate holders                                       74
                                                                      ----------
Total certificate reserves                                             4,050,040
                                                                      ----------
Accounts Payable and Accrued Liabilities:
   Due to related party                                                      934
   Current taxes payable to parent                                         4,209
   Payable for investment securities purchased                            78,240
   Equity index options, written                                          10,222
   Other Liabilities                                                      11,938
                                                                      ----------
Total accounts payable and accrued liabilities                           105,543
                                                                      ----------
Total liabilities                                                      4,155,583
                                                                      ----------
SHAREHOLDER'S EQUITY
Common shares, $10 par - authorized and issued 150,000 shares              1,500
Additional paid-in capital                                               235,720
Retained earnings:
   Appropriated for pre-declared additional credits and interest             322
   Appropriated for additional interest on advance payments                   15
Accumulated other comprehensive loss - net of tax                        (77,383)
                                                                      ----------
Total shareholder's equity                                               160,174
                                                                      ----------
Total liabilities and shareholder's equity                            $4,315,757
                                                                      ==========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008                                        Unaudited
------------------------------                                       -----------
                                                                     (thousands)
INVESTMENT INCOME FROM UNAFFILIATED INVESTMENTS
Interest income:
   Available-for-Sale Securities                                       $79,550
   Mortgage loans on real estate and other loans                        10,636
   Certificate loans                                                       198
Dividends                                                                  737
Other                                                                      155
                                                                       -------
Total investment income                                                 91,276
                                                                       -------
INVESTMENT EXPENSES
Ameriprise Financial, Inc. and affiliated company fees:
   Distribution                                                          8,538
   Investment advisory and services                                      4,472
   Transfer agency                                                       2,997
   Depository                                                              163
Other                                                                      547
                                                                       -------
Total investment expenses                                               16,717
                                                                       -------
NET INVESTMENT INCOME BEFORE PROVISION
   FOR CERTIFICATE RESERVES AND INCOME TAX PROVISION                   $74,559
                                                                       -------

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF OPERATIONS (CONTINUED)

Six Months Ended June 30, 2008                                        Unaudited
------------------------------                                       -----------
                                                                     (thousands)
PROVISION FOR CERTIFICATE RESERVES
According to the terms of the certificates:
   Provision for certificate reserves                                  $  2,525
   Interest on additional credits                                            78
   Interest on advance payments                                               4
Additional credits/interest authorized by ACC                            74,092
                                                                       --------
Total provision for certificate reserves before reserve recoveries       76,699
Reserve recoveries from terminations prior to maturity                     (601)
                                                                       --------
Net provision for certificate reserves                                   76,098
                                                                       --------
NET INVESTMENT LOSS BEFORE INCOME TAX PROVISION                          (1,539)
Income tax benefit                                                         (319)
                                                                       --------
NET INVESTMENT LOSS                                                      (1,220)
                                                                       --------
NET REALIZED LOSS ON INVESTMENTS
Securities of unaffiliated issuers before income tax benefit            (10,233)
Income tax benefit                                                       (3,582)
                                                                       --------
Net realized losses on investments                                       (6,651)
                                                                       --------
NET LOSS                                                               $ (7,871)
                                                                       ========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE LOSS

Six Months Ended June 30, 2008                                        Unaudited
                                                                     -----------
                                                                     (thousands)
NET LOSS                                                              $ (7,871)
                                                                      --------
OTHER COMPREHENSIVE LOSS
Unrealized losses on Available-for-Sale securities:
   Unrealized holding losses arising during period                     (79,133)
   Income tax benefit                                                  (28,924)
                                                                      --------
      Net unrealized holding losses arising during period              (50,209)
                                                                      --------
   Reclassification adjustment for losses included in net loss          10,200
   Income tax benefit                                                    3,570
                                                                      --------
      Net reclassification adjustment for losses included in net
         loss                                                            6,630
                                                                      --------
Net unrealized losses on Available-for-Sale securities                 (43,579)
                                                                      --------
NET OTHER COMPREHENSIVE LOSS                                           (43,579)
                                                                      --------
TOTAL COMPREHENSIVE LOSS                                              $(51,450)
                                                                      ========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF SHAREHOLDER'S EQUITY

Six Months Ended June 30, 2008                                        Unaudited
------------------------------                                       -----------
                                                                     (thousands)
COMMON STOCK
      Balance at beginning and end of period                           $  1,500
                                                                       ========
ADDITIONAL PAID-IN CAPITAL
      Balance at beginning of period                                   $207,964
      Dividend/return of capital to parent                               27,756
                                                                       --------
      Balance at end of period                                         $235,720
                                                                       ========
RETAINED EARNINGS
   APPROPRIATED FOR PREDECLARED ADDITIONAL
      CREDITS/INTEREST
      Balance at beginning of period                                   $    949
      Transferred from unappropriated retained earnings                    (627)
                                                                       --------
      Balance at end of period                                         $    322
                                                                       ========
   APPROPRIATED FOR ADDITIONAL INTEREST ON ADVANCE PAYMENTS
      Balance at beginning and end of period                           $     15
                                                                       ========
   UNAPPROPRIATED
      Balance at beginning of period                                   $     --
      Net loss                                                           (7,871)
      Dividend/return of capital to parent                                7,244
      Transferred to appropriated retained earnings                         627
                                                                       --------
      Balance at end of period                                         $     --
                                                                       ========
ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX
      Balance at beginning of period                                   $(33,804)
      Net other comprehensive loss                                      (43,579)
                                                                       --------
      Balance at end of period                                         $(77,383)
                                                                       ========
TOTAL SHAREHOLDER'S EQUITY                                             $160,174
                                                                       ========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2008                                        Unaudited
------------------------------                                       -----------
                                                                     (thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss                                                              $  (7,871)
Adjustments to reconcile net loss to net cash provided by
   operating activities:
      Interest added to certificate loans                                  (127)
      Amortization of premiums, accretion of discounts, net               3,072
      Deferred income taxes, net                                         (7,593)
      Net realized loss on investments before income tax provision       10,233
      Changes in other operating assets and liabilities:
         Equity index options purchased and written, net                 21,296
         Dividends and interest payable                                  (3,300)
         Due to parent for income taxes                                  13,359
         Other assets and liabilities, net                              (22,611)
                                                                      ---------
Net cash provided by operating activities                                 6,458
                                                                      ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
         Sales                                                            2,740
         Maturities and redemptions                                     553,803
         Purchases                                                     (586,051)
First mortgage loans on real estate and other loans:
         Sales                                                            1,515
         Maturities and redemptions                                      34,195
         Purchases                                                      (77,155)
Certificate loans:
         Payments                                                           412
         Fundings                                                          (223)
                                                                      ---------
Net cash used in investing activities                                   (70,764)
                                                                      ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Payments from certificate owners                                        928,647
Certificate maturities and cash surrenders                             (616,589)
Capital contribution from parent                                         35,000
                                                                      ---------
Net cash provided by financing activities                               347,058
                                                                      ---------
Net increase in cash equivalents                                        282,752
Cash equivalents at beginning of period                                  76,079
                                                                      ---------
Cash Equivalents End of Period                                        $ 358,831
                                                                      =========
SUPPLEMENTAL DISCLOSURES INCLUDING NON-CASH TRANSACTIONS:
   Cash received for income taxes                                     $ (15,513)
   Certificate maturities and surrenders through loan reductions      $     998

AMERIPRISE CERTIFICATE COMPANY                                        SCHEDULE 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
AT JUNE 30, 2008
(IN THOUSANDS, EXCEPT WHERE INDICATED OTHERWISE)

                                                            BAL HELD AT
                                                        6/30/2008 PRINCIPAL
                                                           AMT OF BONDS &
                                                           NOTES OR # OF           COST       VALUE AT 6/30/2008
ISSUER NAME AND ISSUER TITLE                                   SHARES         (NOTES A & C)        (NOTE A)
----------------------------                            -------------------   -------------   ------------------
BONDS AND NOTES
U.S. GOVERNMENT
U.S. Government-Direct Obligations
FANNIE MAE                                   2008   0            15,000            15,000        15,032
FANNIE MAE                                   2012   0             4,663             4,663         4,538
US TREASURY                                  2028   0               200               216           217
US TREASURY                                  2014   0               165               170           177
                                                              ---------         ---------     ---------
TOTAL - U.S. GOVERNMENT-DIRECT OBLIGATIONS                       20,028            20,049        19,964
                                                              ---------         ---------     ---------
TOTAL - U.S. GOVERNMENT                                          20,028            20,049        19,964
                                                              ---------         ---------     ---------
MORTGAGE BACKED SECURITIES
Mortgage Backed Securities
AESOP FUNDING II LLC AESOP_03-               2009   0             1,250             1,250         1,247(d)
AESOP_05-4                                   2010   0            18,000            17,998        16,808(d)
AMCAR_07-DF                                  2012   0            15,000            14,954        14,883
ARMT_2004-2                                  2035   0             2,761             2,798         2,675
BAA_2003-1                                   2033   0             2,826             2,841         2,701
BACM_03-1                                    2036   0             6,807             6,781         6,678
BACM_2004-5                                  2041   0            11,418            11,416        11,368
BAFC_05-G                                    2035   0            13,983            13,116        13,126
BALL_01-FM                                   2016   0             1,861             1,861         1,894(d)
BANC OF AMERICA FUNDING CORP B               2035   0             6,555             6,598         5,787
BANK OF AMERICA MORTGAGE SECUR               2033   0            15,000            14,945        14,720
BANK ONE ISSUANCE TRUST BOIT                 2011   0            13,400            13,400        13,421
BEAR STEARNS ALT-A TRUST BALTA               2035   0             7,644             7,629         5,951
BEAR STEARNS ALT-A TRUST BALTA               2035   0             4,242             4,260         2,628
BOAMS_04-B                                   2034   0             7,479             7,456         6,568
BOAMS_04-F_2A6                               2034   0            10,000             9,922         9,582
BOAMS_04G                                    2034   0             7,270             7,145         6,433
BOAMS_06-B                                   2046   0             6,537             5,970         6,435
BOAMS_2004-E                                 2034   0            15,000            14,897        13,248
BOAMS_2004-E                                 2034   0             5,773             5,540         5,236
BOAMS_2004-H                                 2034   0             3,777             3,735         3,356
BSCMS_03-TOP10                               2040   0             4,313             4,320         4,234
BSCMS_2004-PWR5                              2042   0             6,845             6,849         6,812
BSMF_06-AR5                                  2046   0            16,282            11,229        11,229
BVMBS_05-1                                   2035   0            10,109            10,078         9,620
CARAT_07-1SN                                 2011   0            15,000            14,769        14,576
CARAT_2004-2                                 2009   0            10,000             9,978        10,003
CDCSC_02-FX1                                 2019   0             5,325             5,329         5,356
CDTIM_05-1A                                  2017   0             2,396             2,396         2,163(d)
CENTEX HOME EQUITY CHECK_03-A                2031   0             1,707             1,699         1,549
CFLX_07-M1                                   2037   0            38,645            35,454        35,166
CMLTI_05-3                                   2035   0             6,986             6,951         6,696
COMM_04-LNB3                                 2037   0             7,500             7,497         7,511
COUNTRYWIDE HOME LOANS CWHL_05               2036   0             1,297             1,297         1,018
CPS AUTO TRUST CPS_08-A                      2013   0            10,000             9,450         9,514(d)
CROWN CASTLE TOWERS LLC CCI_05               2035   0            15,000            14,550        14,625(d)
CSFBMSC_04-C2                                2036   0             5,292             5,201         5,124
CWALT_05-24                                  2035   0             4,910             4,959         4,072
CWALT_05-27                                  2035   0             6,621             6,686         4,701

CWALT_06-OA19                                2047   0            19,338            13,606        13,606
CWALT_06-OC8                                 2036   0            19,170            19,158        17,497
CWA_2004-33                                  2034   0             1,456             1,468         1,286
CWA_2004-J7                                  2034   0               762               760           756
CWHEL_04-K                                   2034   0               897               899           686
CWHL_04-12                                   2034   0             5,274             5,211         3,077
CWHL_05-HYB7                                 2035   0            15,930            16,043        11,883
DB MASTER FINANCE DBMF_06-1                  2031   0            15,000            13,727        13,802(d)
DBALT_07-AR1                                 2047   0            22,051            22,051        17,548
DBALT_07-OA1                                 2047   0             7,599             7,599         5,308
DEUTSCHE ALT-A SECURITIES INC                2037   0            24,300            24,300        14,083
EQUITY ONE EQABS_2004-3                      2034   0             8,045             8,127         6,986
FANNIE MAE                                   2008   0            11,041            11,053        11,016
FANNIE MAE                                   2019   0             7,945             8,074         8,388
FANNIE MAE 036225                            2016   0                 8                 8             9
FANNIE MAE 050973                            2009   0               228               227           229
FANNIE MAE 070007                            2017   0               104               105           105
FANNIE MAE 070117                            2017   0                30                30            30
FANNIE MAE 088879                            2019   0               242               244           246
FANNIE MAE 089125                            2019   0               306               310           306
FANNIE MAE 105989                            2020   0               114               119           118
FANNIE MAE 190726                            2033   0               577               588           588
FANNIE MAE 249907                            2024   0               508               512           515
FANNIE MAE 250670                            2011   0               135               135           140
FANNIE MAE 250671                            2011   0               365               364           381
FANNIE MAE 250857                            2012   0               317               316           331
FANNIE MAE 252259                            2014   0                32                31            32
FANNIE MAE 252344                            2014   0             2,360             2,319         2,396
FANNIE MAE 252381                            2014   0             2,233             2,191         2,271
FANNIE MAE 254010                            2008   0               326               324           328
FANNIE MAE 254508                            2012   0             5,674             5,745         5,711
FANNIE MAE 254584                            2012   0             9,206             9,293         9,265
FANNIE MAE 254586                            2013   0            14,631            14,841        14,723
FANNIE MAE 254590                            2018   0            15,835            15,931        15,820
FANNIE MAE 254591                            2018   0             8,089             8,319         8,218
FANNIE MAE 254663                            2013   0             2,067             2,085         2,079
FANNIE MAE 254720                            2018   0            46,570            46,735        45,375
FANNIE MAE 303259                            2025   0               436               445           436
FANNIE MAE 303445                            2009   0               162               161           162
FANNIE MAE 303970                            2024   0             2,238             2,210         2,277
FANNIE MAE 313042                            2011   0               230               230           238
FANNIE MAE 313522                            2012   0               637               638           666
FANNIE MAE 313561                            2012   0               355               358           371
FANNIE MAE 323290                            2013   0                72                72            75
FANNIE MAE 323748                            2014   0             1,311             1,289         1,366
FANNIE MAE 323833                            2014   0               649               643           668
FANNIE MAE 367005                            2012   0               284               283           299
FANNIE MAE 509806                            2014   0               557               553           581
FANNIE MAE 545249                            2016   0             4,617             4,629         4,697
FANNIE MAE 545303                            2016   0             6,490             6,413         6,485
FANNIE MAE 545492                            2022   0             2,119             2,099         2,121
FANNIE MAE 545679                            2022   0             5,158             5,034         5,162
FANNIE MAE 545786                            2032   0             1,398             1,404         1,425
FANNIE MAE 555724                            2018   0             6,940             6,908         6,787
FANNIE MAE 566074                            2031   0               794               793           801
FANNIE MAE 584507                            2031   0               719               716           718
FANNIE MAE 584829                            2016   0             1,155             1,147         1,189
FANNIE MAE 585743                            2016   0             4,253             4,267         4,326
FANNIE MAE 616220                            2016   0             4,283             4,214         4,280
FANNIE MAE 617270                            2017   0             4,632             4,583         4,629

FANNIE MAE 620293                            2032   0             1,503             1,496         1,524
FANNIE MAE 622462                            2016   0             3,758             3,718         3,822
FANNIE MAE 623866                            2017   0             5,684             5,668         5,681
FANNIE MAE 625943                            2017   0             7,966             7,943         7,958
FANNIE MAE 651629                            2032   0             1,120             1,118         1,134
FANNIE MAE 653342                            2032   0               282               283           284
FANNIE MAE 654158                            2032   0             1,537             1,536         1,579
FANNIE MAE 654195                            2032   0             2,886             2,888         2,963
FANNIE MAE 655646                            2032   0               976               974           980
FANNIE MAE 655798                            2032   0             2,551             2,543         2,572
FANNIE MAE 661349                            2032   0               767               765           773
FANNIE MAE 661501                            2032   0               958               960           970
FANNIE MAE 661744                            2032   0             1,592             1,590         1,612
FANNIE MAE 664521                            2032   0             1,263             1,263         1,278
FANNIE MAE 664750                            2032   0             1,022             1,022         1,033
FANNIE MAE 670731                            2032   0             3,986             4,001         4,024
FANNIE MAE 670779                            2032   0             4,740             4,760         4,749
FANNIE MAE 670890                            2032   0             4,301             4,303         4,342
FANNIE MAE 670912                            2032   0             4,296             4,300         4,296
FANNIE MAE 670947                            2032   0             4,061             4,057         4,101
FANNIE MAE 685479                            2018   0            16,920            17,003        16,547
FANNIE MAE 694852                            2033   0             3,935             4,003         3,953
FANNIE MAE 701161                            2018   0             9,681             9,733         9,468
FANNIE MAE 701269                            2018   0            13,107            13,172        12,818
FANNIE MAE 704592                            2018   0             6,546             6,727         6,537
FANNIE MAE 708635                            2018   0             4,602             4,729         4,596
FANNIE MAE 708646                            2018   0             6,694             6,707         6,546
FANNIE MAE 722779                            2033   0            10,112            10,131        10,057
FANNIE MAE 725558                            2034   0             2,999             2,970         3,007
FANNIE MAE 725694                            2034   0             4,677             4,584         4,621
FANNIE MAE 725719                            2033   0             7,005             6,977         6,992
FANNIE MAE 733525                            2033   0             9,950             9,554         9,678
FANNIE MAE 739194                            2033   0             2,231             2,237         2,236
FANNIE MAE 743256                            2033   0             7,793             7,685         7,716
FANNIE MAE 743856                            2033   0             2,043             2,046         2,033
FANNIE MAE 758873                            2033   0             5,163             5,105         5,092
FANNIE MAE 774968                            2034   0             3,225             3,261         3,259
FANNIE MAE 794787                            2034   0             6,882             6,971         6,900
FANNIE MAE 799733                            2034   0             4,362             4,438         4,408
FANNIE MAE 801917                            2034   0             7,990             8,029         8,069
FANNIE MAE 804561                            2034   0             4,569             4,580         4,687
FANNIE MAE 807219                            2035   0            13,971            14,106        14,107
FANNIE MAE 809532                            2035   0             5,980             6,024         5,948
FANNIE MAE 834552                            2035   0             7,210             7,252         7,232
FANNIE MAE FNMA_03-28                        2022   0             5,278             5,345         5,289
FANNIE MAE FNMA_05-40                        2030   0             8,079             8,110         8,126
FANNIE MAE FNMA_99-8                         2014   0             2,292             2,279         2,337
FHAMS_04-AA7                                 2035   0             2,158             2,172         1,919
FHAMS_05-AA2                                 2035   0             3,332             3,391         3,202
FHAMS_05-AA3                                 2035   0             8,935             9,015         7,908
FHAT_2004-A4                                 2034   0             3,250             3,295         2,807
FHLMC_2382                                   2030   0             2,326             2,309         2,351
FHLMC_2478                                   2021   0             2,296             2,292         2,307
FHLMC_2619                                   2022   0            13,136            13,354        13,204
FHLMC_2835                                   2032   0             9,269             9,257         9,234
FHLMC_2872                                   2022   0             9,018             9,024         9,005
FHLMC_2901                                   2033   0             3,750             3,747         3,719
FHLMC_2907                                   2019   0             5,402             5,398         5,374
FMGT_03-T5                                   2013   0             4,776             4,776         4,745
FNMA_03-18                                   2043   0             2,008             2,005         2,008

FNMA_04-81                                   2020   0             8,864             8,861         8,845
FNMA_04-89                                   2022   0             7,632             7,596         7,639
FREDDIE MAC 1B0183                           2031   0             1,080             1,072         1,081
FREDDIE MAC 350190                           2022   0                81                83            81
FREDDIE MAC 405014                           2019   0                83                83            84
FREDDIE MAC 405092                           2019   0               112               111           113
FREDDIE MAC 405185                           2018   0               211               210           213
FREDDIE MAC 405243                           2019   0                95                96            96
FREDDIE MAC 405360                           2019   0                42                42            42
FREDDIE MAC 405437                           2019   0                95                94            95
FREDDIE MAC 405615                           2019   0                90                90            90
FREDDIE MAC 605041                           2019   0                22                22            22
FREDDIE MAC 605048                           2018   0               112               112           113
FREDDIE MAC 605432                           2017   0               118               118           119
FREDDIE MAC 605433                           2017   0               156               155           157
FREDDIE MAC 605454                           2017   0               361               359           363
FREDDIE MAC 606024                           2019   0               114               113           114
FREDDIE MAC 606025                           2019   0               456               456           459
FREDDIE MAC 630074                           2018   0                 5                 5             5
FREDDIE MAC 780514                           2033   0             8,966             9,197         9,035
FREDDIE MAC 780845                           2033   0             5,190             5,046         5,169
FREDDIE MAC 780903                           2033   0             5,149             5,101         5,091
FREDDIE MAC 781884                           2034   0            32,172            32,551        32,185
FREDDIE MAC 785363                           2025   0               247               250           250
FREDDIE MAC 785619                           2026   0               123               124           125
FREDDIE MAC 785634                           2026   0                86                86            87
FREDDIE MAC 788941                           2031   0               247               244           251
FREDDIE MAC 840031                           2019   0                10                10            10
FREDDIE MAC 840035                           2019   0                90                89            90
FREDDIE MAC 840036                           2019   0                43                43            43
FREDDIE MAC 840072                           2019   0                95                94            95
FREDDIE MAC 845154                           2022   0               105               109           105
FREDDIE MAC 845523                           2023   0               104               106           105
FREDDIE MAC 845654                           2024   0               375               379           377
FREDDIE MAC 845730                           2023   0               671               693           680
FREDDIE MAC 845733                           2024   0               498               506           500
FREDDIE MAC 846072                           2029   0               213               218           215
FREDDIE MAC 846107                           2025   0               115               118           116
FREDDIE MAC 865008                           2018   0               399               402           410
FREDDIE MAC FHLMC_2542                       2022   0             8,142             8,319         8,266
FREDDIE MAC FHLMC_2548                       2022   0            20,478            20,782        20,761
FREDDIE MAC FHLMC_2550                       2022   0             6,208             6,315         6,297
FREDDIE MAC FHLMC_2556                       2022   0            24,025            24,424        24,396
FREDDIE MAC FHLMC_2558                       2022   0             7,975             8,098         8,094
FREDDIE MAC FHLMC_2574                       2022   0             6,255             6,359         6,244
FREDDIE MAC FHLMC_2586                       2023   0             8,058             8,251         8,159
FREDDIE MAC FHLMC_2595                       2022   0            51,988            53,008        52,787
FREDDIE MAC FHLMC_2597                       2022   0            23,464            23,968        23,817
FREDDIE MAC FHLMC_2603                       2022   0            17,751            18,061        18,016
FREDDIE MAC FHLMC_2770                       2032   0             7,339             7,312         7,243
FREDDIE MAC FHR_2931-QA                      2015   0             6,351             6,366         6,381
FREDDIE MAC GOLD C90581                      2022   0             2,688             2,669         2,686
FREDDIE MAC GOLD C90582                      2022   0             1,600             1,589         1,599
FREDDIE MAC GOLD E00383                      2010   0               245               244           253
FREDDIE MAC GOLD E00388                      2010   0               155               154           160
FREDDIE MAC GOLD E00426                      2011   0               173               172           179
FREDDIE MAC GOLD E00484                      2012   0               162               159           169
FREDDIE MAC GOLD E01140                      2017   0             6,325             6,506         6,495
FREDDIE MAC GOLD E76761                      2014   0               822               812           859
FREDDIE MAC GOLD E77557                      2014   0                72                71            75

FREDDIE MAC GOLD E90153                      2017   0             1,332             1,377         1,365
FREDDIE MAC GOLD E90154                      2017   0             3,313             3,426         3,395
FREDDIE MAC GOLD E91041                      2017   0             5,940             5,945         5,928
FREDDIE MAC GOLD E91491                      2012   0             2,222             2,250         2,239
FREDDIE MAC GOLD E93341                      2012   0             8,013             8,166         8,076
FREDDIE MAC GOLD E95403                      2018   0             5,330             5,479         5,319
FREDDIE MAC GOLD E95556                      2013   0             2,697             2,752         2,691
FREDDIE MAC GOLD E95562                      2013   0             5,100             5,199         5,087
FREDDIE MAC GOLD E95671                      2018   0             6,889             7,072         6,873
FREDDIE MAC GOLD E96172                      2013   0            15,943            16,278        16,044
FREDDIE MAC GOLD G10364                      2010   0               159               159           163
FREDDIE MAC GOLD G10665                      2012   0             1,235             1,232         1,289
FREDDIE MAC GOLD G10949                      2014   0               615               608           642
FREDDIE MAC GOLD G11004                      2015   0               212               211           222
FREDDIE MAC GOLD G11193                      2016   0             3,845             3,800         3,839
FREDDIE MAC GOLD G11298                      2017   0             5,455             5,462         5,444
FREDDIE MAC GOLD G30227                      2023   0             6,752             6,994         6,744
GCCF_03-C2                                   2036   0             6,000             6,024         5,973
GECCMC_04-C2                                 2040   0            12,700            12,632        12,606
GINNIE MAEII 008157                          2023   0               300               304           301
GINNIE MAEII 008206                          2017   0               141               140           142
GINNIE MAEII 008240                          2017   0                73                72            74
GINNIE MAEII 008251                          2017   0                 6                 6             6
GINNIE MAEII 008274                          2017   0               256               253           258
GINNIE MAEII 008283                          2017   0                28                28            29
GINNIE MAEII 008293                          2017   0                60                59            60
GINNIE MAEII 008341                          2018   0                14                13            14
GINNIE MAEII 008353                          2018   0               106               103           108
GINNIE MAEII 008365                          2018   0               123               119           125
GINNIE MAEII 008377                          2018   0                53                52            54
GINNIE MAEII 008428                          2018   0                21                20            21
GINNIE MAEII 008440                          2018   0                95                95            96
GINNIE MAEII 008638                          2025   0               280               283           285
GMACCMSI_2004-C3                             2041   0             8,000             8,010         7,956
GMHE_2004-AR2                                2034   0             4,705             4,719         4,625
GMHE_2004-AR2                                2034   0             7,371             7,384         7,150
GNMA_02-81                                   2025   0             9,847             9,806         9,682
GNMA_03-17                                   2018   0             4,875             4,865         4,834
GNMA_04-10                                   2031   0             8,687             8,654         8,447
GNMA_04-19                                   2034   0             6,728             6,744         6,754
GNMA_04-77                                   2020   0             3,963             3,986         3,980
GNMA_05-02                                   2019   0             6,170             6,170         6,157
GNMA_05-10                                   2021   0             6,158             6,158         6,143
GNMA_2004-23                                 2027   0            12,659            12,651        12,326
GNMA_2004-45                                 2021   0             6,821             6,794         6,801
GNMA_2004-60                                 2018   0             6,240             6,240         6,224
GNMA_2004-XX                                 2020   0             6,397             6,330         6,322
GPMF_05-AR5                                  2045   0            11,290            11,544         9,607
GSAP_05-5                                    2045   0             4,706             4,676         4,141(d)
GSMS_2004-GG2                                2038   0            12,215            12,243        12,204
GSR MORTGAGE LOAN TRUST GSR_05               2035   0             9,509             8,943         9,111
GSR_04-10F                                   2019   0             3,358             3,374         3,314
GSR_05-AR1                                   2035   0            10,425            10,469        10,262
GSR_05-AR3                                   2035   0             9,369             9,413         8,352
GSR_05-AR5                                   2035   0            13,284            13,286        12,978
HARBORVIEW MORTGAGE LOAN TRUST               2034   0             6,821             6,878         5,972
HERTZ VEHICLE FINANCING LLC HE               2010   0            15,000            14,999        14,522(d)
HVMLT_04-7                                   2034   0             5,796             5,748         5,703
HVMLT_05-15                                  2045   0            14,394            14,727         9,661
HVMLT_05-8                                   2035   0             4,603             4,648         3,677

HVMLT_06-14                                  2038   0            15,486            15,486         9,770
HVMLT_2004-10                                2035   0             2,872             2,898         2,717
HVMLT_2004-6                                 2034   0             3,900             3,871         3,396
HVML_2004-4                                  2034   0               328               325           306
INDX_05-AR1                                  2035   0               392               395           360
INDYMAC INDX MORTGAGE LOAN TRU               2035   0             7,779             7,824         7,428
JPMCCMSC_03-CIBC6                            2037   0             5,944             5,899         5,858
JPMCC_02-CIB5                                2037   0             4,568             4,588         4,526
JPMCC_04-C2                                  2041   0             7,191             7,180         7,173
JPMCMFC_04-C1                                2038   0             2,977             2,954         2,942
LB-UBS COMM MORT TRUST LBUBSCM               2026   0             1,642             1,641         1,646
LB-UBS COMM MORT TRUST LBUBSCM               2026   0               446               446           447
LB-UBS COMM MORT TRUST LBUBSCM               2026   0             2,183             2,183         2,174
LB-UBS COMM MORT TRUST LBUBSCM               2026   0             4,849             4,866         4,776
LB-UBS COMM MORT TRUST LBUBSCM               2027   0             6,599             6,603         6,545
LB-UBS COMM MORT TRUST LBUBSCM               2027   0             7,172             7,170         7,168
LB-UBS COMM MORT TRUST LBUBSCM               2027   0             9,680             9,682         9,672
LBUBSCMT_04-C4                               2029   0             9,988             9,997         9,988
LBUBSCMT_05-C5                               2030   0            11,137            11,155        11,159
LBUBSCMT_2004-C7                             2029   0             2,385             2,387         2,371
LBUBSCMT_2004-C8                             2029   0            18,425            18,365        18,334
LBUBS_05-C1                                  2030   0            13,100            13,045        12,971
LIFT - LEASE INVESTMENT FLIGHT               2016   0             1,868             1,868         1,598
LUMINENT MORTGAGE TRUST LUM_06               2046   0             6,382             6,382         3,637
LUMINENT MORTGAGE TRUST LUM_07               2037   0             8,793             8,793         5,135
MARM_05-1                                    2035   0             5,650             5,719         5,253
MERRILL LYNCH MOR INVEST INC M               2033   0             9,210             9,186         9,179
MLCC_2004-1                                  2034   0             2,863             2,869         2,722
MLMI_05-A1                                   2034   0             5,524             5,538         5,403
MLMI_05-A2                                   2035   0             9,978             9,981         9,566
MORGAN STANLEY CAPITAL I MSDWC               2040   0             2,402             2,404         2,362
MSC 2004-IQ8 A3                              2040   0             7,000             7,005         6,979
MSCI_04-HQ4                                  2040   0             7,000             6,993         6,968
MSDWCI_02-TOP7                               2039   0             1,303             1,306         1,311
MSDWCI_04-T13                                2045   0            10,308            10,233        10,204
MSM_2004-10AR                                2034   0             1,230             1,240         1,133
MSM_2004-10AR                                2034   0             4,432             4,491         4,170
MSM_2004-6AR                                 2034   0             5,492             5,452         3,563
NAVOT_05-A                                   2014   0             9,000             9,000         9,030
NEW YORK CITY TAX LIEN NYCTL_0               2018   0               727               727           727(d)
PCMT_03-PWR1                                 2036   0             3,650             3,583         3,571
POPLR_05-3                                   2035   0             7,842             7,825         7,151
RALI_05-QA2                                  2035   0             8,082             8,167         7,058
RALI_2004-QR1                                2034   0             3,738             3,756         3,593
RALI_2004-QS5                                2034   0             2,847             2,837         2,593
RAMC_05-3                                    2035   0             9,569             9,546         9,019
RESIDENTIAL ACCREDIT LOANS INC               2047   0            13,618            13,618         7,355
RESIDENTIAL ACCREDIT LOANS INC               2035   0             3,109             3,140         2,017
RESTRUCTURED ASSET SECURITIES                2030   0             4,273             4,257         4,226(d)
RFMSI_03-QS2                                 2033   0             2,700             2,675         2,460
RFMSI_04-KS9                                 2034   0            10,276            10,268         9,451
RFMSI_05-SA2                                 2035   0            19,610            19,655        18,854
SASC_2003-24A                                2033   0             2,861             2,911         2,750
SASC_2004-18H                                2034   0             4,176             4,181         4,125
SBAP_05-10D                                  2015   0             3,625             3,625         3,612
SMALL BUSINESS ADMIN                         2022   0             2,837             2,885         2,762
SMALL BUSINESS ADMIN                         2013   0             1,619             1,633         1,595
SMALL BUSINESS ADMIN                         2014   0             3,775             3,804         3,723
STRUCTURED ADJUSTABLE RATE MOR               2034   0             7,201             7,324         4,829
SVHE_06-EQ1                                  2036   0            10,000             9,412         8,772

TRIAD FINANCIAL CORP                         2010   0             2,127             2,127         2,121
UPFCA_07-A                                   2013   0            10,000             9,337         9,356
WAMU_04-AR10                                 2044   0             2,665             2,675         2,443
WAMU_05-AR3                                  2035   0             9,697             9,738         9,314
WAMU_2004-AR4                                2034   0            10,000             9,926        10,138
WASHINGTON MUTUAL WAMU_03-A11                2033   0             7,500             7,481         7,477
WASHINGTON MUTUAL WAMU_03-A12                2034   0            12,500            12,470        12,118
WASHINGTON MUTUAL WAMU_04-AR5-               2034   0            10,000             9,903        10,137
WASHINGTON MUTUAL WAMU_04-AR7                2034   0            10,000             9,915         9,879
WASHINGTON MUTUAL WAMU_04-S3                 2034   0            12,413            12,649        12,196
WASHINGTON MUTUAL WAMU_05-AR10               2035   0            10,000            10,006         9,047
WASHINGTON MUTUAL WAMU_05-AR4                2035   0            10,000             9,958         9,182
WBCMT_2004-C11                               2041   0             1,814             1,809         1,805
WFMBS_03-14                                  2018   0             9,936             9,514         9,299
WFMBS_04-0                                   2034   0             6,000             5,946         5,675
WFMBS_04-CC                                  2035   0             6,184             6,205         5,872
WFMBS_04-DD                                  2035   0             5,761             5,767         5,371
WFMBS_04-P                                   2034   0             7,792             7,627         6,790
WFMBS_04-W                                   2034   0            20,000            20,087        17,794
WFMBS_05-AR10                                2035   0             5,036             5,011         4,956
WFMBS_05-AR12                                2035   0            10,000             9,134         8,572
WFMBS_05-AR2                                 2035   0             3,536             3,550         3,379
WFMBS_05-AR2                                 2035   0            11,262            11,175        10,807
WFMBS_05-AR4                                 2035   0             9,495             9,470         9,040
                                                              ---------         ---------     ---------
TOTAL - MORTGAGE BACKED SECURITIES                            2,128,199         2,113,606     2,012,302
                                                              ---------         ---------     ---------
TOTAL - MORTGAGE BACKED SECURITIES                            2,128,199         2,113,606     2,012,302
                                                              ---------         ---------     ---------
MUNICIPAL BONDS
New Jersey
NEW JERSEY STATE TRNPK AUTH                  2009   0             4,000             4,000         3,986
                                                              ---------         ---------     ---------
TOTAL - NEW JERSEY                                                4,000             4,000         3,986
                                                              ---------         ---------     ---------
TOTAL - MUNICIPAL BONDS                                           4,000             4,000         3,986
                                                              ---------         ---------     ---------
CORPORATE DEBT SECURITIES
Corporate - Finance
ALLSTATE FINANCIAL GLOBAL FUND               2008   0             5,000             5,000         5,014(d)
BANK OF AMERICA CORP                         2010   0             5,000             5,264         5,218
BANK OF AMERICA CORP                         2009   0             5,000             5,055         5,055
BANK OF NEW YORK MELLON CORP/T               2009   0            10,000             9,997        10,026
BERKSHIRE HATHAWAY FINANCE COR               2008   0            17,500            17,496        17,512
CAMDEN PROPERTY TRUST                        2009   0             3,750             3,748         3,718
CAMDEN PROPERTY TRUST                        2010   0            10,000            10,006         9,747
COUNTRYWIDE FUNDING CORP                     2009   0            15,000            14,887        14,326
CROWN AMERICAS INC                           2013   0             1,250             1,250         1,247
CROWN AMERICAS INC                           2015   0             1,145             1,170         1,145
ERAC USA FINANCE COMPANY                     2008   0            12,000            11,999        12,007(d)
ERP OPERATING LP                             2009   0            12,500            12,495        12,409
FIFTH THIRD BANCORP                          2008   0            12,000            11,997        12,004
HERTZ GLOBAL HOLDINGS INC                    2014   0             1,645             1,654         1,505
HSBC BANK USA                                2009   0            20,000            19,968        19,755
KEY BANK OF NY                               2008   0             9,000             9,081         9,025
LEHMAN BROTHERS HOLDINGS INC                 2010   0             8,500             8,473         8,150
LEHMAN BROTHERS HOLDINGS INC                 2010   0             5,000             4,993         4,868
M & I MARSHALL & ILSLEY BANK                 2009   0            21,500            21,492        20,964
MBNA CORP                                    2008   0             5,000             5,000         5,010
MERRILL LYNCH & CO INC                       2009   0            10,000             9,995         9,788
MERRILL LYNCH & CO INC                       2010   0             2,000             2,004         1,949
MERRILL LYNCH AIG CBO                        2010   0             6,269                 0             0(b)(d)(e)
MERRILL LYNCH ELLIOTT & PAIGE                2010   0            11,000                 0             0(b)(d)(e)
METROPOLITAN LIFE GLOBAL FUNDI               2010   0            20,000            19,977        20,100(d)
POPULAR NORTH AMERICA INC                    2008   0             2,500             2,500         2,495
PRICOA GLOBAL FUNDING I                      2010   0             2,480             2,479         2,473(d)

PRICOA GLOBAL FUNDING I                      2009   0             4,500             4,419         4,456(d)
SIMON PROPERTY GROUP L.P.                    2009   0            14,220            14,119        14,198
SUNGARD DATA                                 2014   0               370               337           329
SUNTRUST BANK                                2011   0             3,500             3,703         3,565
US BANK NA                                   2009   0             6,800             6,785         6,739
US BANK NA                                   2011   0            21,455            22,490        22,410
WACHOVIA CORP                                2009   0            10,000             9,997         9,886
WASHINGTON MUTUAL BANK FA                    2011   0             1,500             1,586         1,290
WELLS FARGO BANK NA                          2011   0            20,250            21,314        21,161
WORLD SAVINGS BANK FSB                       2009   0            15,000            14,985        14,901
WORLD SAVINGS BANK FSB                       2009   0            30,000            30,029        29,935
                                                              ---------         ---------     ---------
TOTAL - CORPORATE - FINANCE                                     362,634           347,744       344,380
                                                              ---------         ---------     ---------
Corporate - Industrial
ALLIED WASTE NORTH AMERICA                   2011   0               505               496           500
AMERISOURCEBERGEN CORP                       2015   0               955               951           933
ANADARKO PETROLEUM CORP                      2009   0             1,010             1,000           998
ATMOS ENERGY CORP                            2009   0            27,045            26,814        26,754
BALL CORP                                    2012   0             2,000             2,026         1,995
BEAZER HOMES USA INC                         2013   0               750               761           536
BOISE CASCADE LLC                            2014   0               299               309           239
BOYD GAMING CORP                             2014   0             1,000             1,000           770
BRISTOW GROUP INC                            2013   0               500               486           481
BRITISH SKY BROADCASTING GROUP               2009   0             1,500             1,494         1,523
BRITISH SKY BROADCASTING GROUP               2009   0            21,600            22,312        22,294
BURLINGTON NORTHERN SANTA FE C               2012   0             3,228             3,228         3,066(d)
BURLINGTON NORTHERN SANTA FE C               2012   0             5,486             5,486         5,388(d)
BURLINGTON NORTHERN SANTA FE C               2010   0             5,000             5,309         5,264
CADBURY SCHWEPPES US                         2008   0            27,980            27,964        27,951(d)
CALIFORNIA STEEL INDUSTRIES                  2014   0             1,500             1,494         1,305
CANADIAN NATIONAL RAILWAY CO                 2009   0            22,250            22,255        22,286
CARDINAL HEALTH INC                          2008   0            16,585            16,598        16,602
CASCADES INC                                 2013   0               425               430           370
CHESAPEAKE ENERGY CORP                       2013   0             1,500             1,542         1,500
CHESAPEAKE ENERGY CORP                       2014   0             1,000             1,014           993
CHESAPEAKE ENERGY CORP                       2015   0               300               303           284
CHESAPEAKE ENERGY CORP                       2017   0               210               208           196
CHURCH & DWIGHT CO INC                       2012   0             1,750             1,754         1,680
CLOROX CO                                    2010   0            35,485            35,417        35,193
COMCAST CORP                                 2011   0             7,500             7,693         7,538
COMCAST CORP                                 2009   0            10,000             9,829         9,920
COTT BEVERAGES INC                           2011   0             1,750             1,740         1,470
CSC HOLDINGS INC                             2012   0               500               506           470
CSX CORP                                     2009   0             6,595             6,638         6,616
CVS CAREMARK CORP                            2009   0            33,000            32,975        32,821
DAVITA INC                                   2013   0             1,000               999           960
DEL MONTE FOODS CORP                         2015   0             1,500             1,507         1,429
DENBURY RESOURCES INC                        2013   0               665               676           663
DEX MEDIA WEST LLC/DEX MEDIA F               2010   0               890               903           879
DIRECTV HOLDINGS LLC                         2015   0             1,985             1,968         1,861
DOW CHEMICAL CO/THE                          2009   0            22,500            22,500        22,634(d)
DR HORTON INC                                2009   0             2,000             1,999         2,003
DR HORTON INC                                2012   0             5,825             5,808         5,010
DRS TECHNOLOGIES INC                         2013   0             2,335             2,357         2,335
DUKE ENERGY CAROLINAS LLC                    2010   0            13,384            14,078        14,064
DUKE ENERGY CAROLINAS LLC                    2008   0            10,000            10,005        10,014
ECHOSTAR DBS CORP                            2008   0             1,750             1,750         1,750
ECHOSTAR DBS CORP                            2011   0             1,000             1,000           965
ENCANA CORP                                  2009   0            34,125            34,291        34,307
ENCORE ACQUISITION CO                        2014   0             1,000               966           955
ENCORE ACQUISITION CO                        2015   0               160               152           150

ENERGIZER HOLDINGS INC                       2008   0             4,000             4,000         4,002(d)
FLEXTRONICS INTERNATIONAL LTD                2013   0             1,050             1,056         1,003
GARDNER DENVER INC                           2013   0               250               250           249
GENERAL MOTORS ACCEPTANCE CORP               2011   0            12,500            12,941         8,982
GEORGIA GULF CORP                            2013   0             2,450             2,510         1,838
GIBRALTAR INDUSTRIES                         2015   0               250               250           209
HALLMARK CARDS INC                           2008   0            10,000            10,000         9,973(d)
HCA INC                                      2012   0             1,800             1,815         1,616
HJ HEINZ CO                                  2008   0            28,955            29,171        29,208(d)
HOME DEPOT INC                               2009   0            17,604            17,368        17,215
HOSPIRA INC                                  2009   0             9,692             9,726         9,754
HOST MARRIOTT L.P.                           2013   0             2,000             2,036         1,860
ING SECURITY LIFE INSTITUTIONA               2010   0            23,750            23,739        23,583(d)
JONES APPAREL GROUP INC                      2009   0            11,250            11,249        10,997
K HOVNANIAN ENTERPRISES INC                  2014   0             1,000             1,021           650
K HOVNANIAN ENTERPRISES INC                  2015   0               750               750           469
KB HOME                                      2014   0             1,660             1,654         1,388
KB HOME                                      2015   0             2,035             2,026         1,689
KRAFT FOODS INC                              2011   0             9,250             9,469         9,385
KRAFT FOODS INC                              2008   0             4,000             3,999         4,005
L-3 COMMUNICATIONS CORP                      2013   0             2,750             2,749         2,599
L-3 COMMUNICATIONS CORP                      2015   0             1,000             1,000           923
LIN TELEVISION CORP                          2013   0             1,500             1,487         1,373
MACYS RETAIL HOLDINGS INC                    2009   0            17,500            17,520        17,150
MANITOWOC CO INC/THE                         2013   0             1,575             1,593         1,496
MERITAGE HOMES CORP                          2015   0               845               804           676
MERITOR AUTOMOTIVE INC                       2009   0                87                87            86
MGM MIRAGE                                   2009   0             2,250             2,253         2,216
MIRANT NORTH AMERICA LLC                     2013   0               975               984           966
MOHEGAN TRIBAL GAMING AUTHORIT               2009   0               500               501           495
MOOG INC                                     2015   0             1,500             1,509         1,425
NALCO COMPANY                                2011   0             1,500             1,514         1,500
NEWFIELD EXPLORATION CO                      2011   0             2,500             2,538         2,556
NEWFIELD EXPLORATION CO                      2014   0               200               206           188
NEWS AMERICA INC                             2010   0             5,000             5,033         4,987
NORAMPAC INC                                 2013   0             2,500             2,486         2,100
NORTHROP GRUMMAN CORP                        2011   0             5,000             5,271         5,330
NOVA CHEMICALS CORPORATION                   2012   0             1,800             1,845         1,611
NOVELIS INC                                  2015   0             1,300             1,315         1,228
OFFICEMAX INC                                2013   0             1,500             1,545         1,440
OMNICARE INC                                 2013   0             1,750             1,765         1,601
OMNICARE INC                                 2015   0               575               581           532
PACIFIC ENERGY PARTNERS L.P.                 2014   0               500               505           504
PACIFIC ENERGY PARTNERS L.P.                 2015   0               250               251           248
PACKAGING CORP OF AMERICA                    2008   0             3,250             3,250         3,248
PEABODY ENERGY CORP                          2013   0             2,800             2,848         2,807
PEABODY ENERGY CORP                          2016   0             1,000             1,004           935
RIO TINTO FINANCE - USA LTD                  2008   0            12,500            12,500        12,457
ROGERS CABLE SYSTEMS                         2013   0             1,500             1,514         1,533
RR DONNELLEY & SONS CO                       2009   0            13,375            13,347        13,238
SAFEWAY INC                                  2009   0            24,208            25,178        25,000
SHAW COMMUNICATIONS INC                      2011   0             1,250             1,275         1,262
SILGAN HOLDINGS INC                          2013   0             1,000             1,001           945
SPEEDWAY MOTORSPORTS INC                     2013   0             1,000             1,006           975
STARWOOD HOTELS & RESORTS WORL               2012   0               500               529           509
STATION CASINOS INC                          2012   0             1,660             1,639         1,320
THOMSON REUTERS CORP                         2009   0            12,000            11,976        11,919
TRANSDIGM INC                                2014   0               720               720           711
UNION PACIFIC CORP                           2009   0             6,000             5,998         6,000
UNION PACIFIC CORP                           2010   0             3,000             2,994         2,953

UNION PACIFIC RAILROAD COMPANY               2012   0             7,459             7,459         7,336(d)
UNITED AIR LINES INC                         2008   0                 0                 0             0(e)
UNITED RENTALS - NORTH AMERICA               2012   0               915               914           823
VAIL RESORTS INC                             2014   0               650               656           614
VALMONT INDUSTRIES INC                       2014   0             1,500             1,502         1,489
INDESIT COMPANY SPA                          2009   0            19,000            19,000        18,855(d)
UNITEDHEALTH GROUP INC                       2009   0             9,050             9,003         8,968
VIDEOTRON - LE GRPE LTD                      2014   0             1,000             1,011           965
WABTEC CORP                                  2013   0             1,360             1,373         1,343
WELLPOINT INC                                2009   0            19,500            19,445        19,304
WEYERHAEUSER CO                              2008   0            10,000            10,026        10,072
XTO ENERGY INC                               2014   0             1,000               996           973
                                                              ---------         ---------     ---------
TOTAL - CORPORATE - INDUSTRIAL                                  695,627           699,527       685,774
                                                              ---------         ---------     ---------
Corporate - Utility
AMERICAN ELECTRIC POWER CO INC               2010   0            14,388            14,536        14,539
BELLSOUTH CORP                               2009   0            28,500            28,566        28,678
CINCINNATI BELL INC                          2013   0             1,250             1,262         1,219
COMCAST CABLE COMMUNICATIONS I               2008   0            24,705            24,892        24,795
CONSUMERS ENERGY                             2009   0            22,595            22,658        22,613
DEUTSCHE TELEKOM INTERNATIONAL               2010   0            15,750            16,887        16,662
DEUTSCHE TELEKOM INTERNATIONAL               2008   0             5,000             5,000         5,002
DOMINION RESOURCES INC/VA                    2009   0             9,095             9,179         9,197
DTE ENERGY CO                                2009   0            15,000            15,254        15,219
GULF STATE UTILITIES                         2009   0            10,000            10,000         9,885
NISOURCE FINANCE CORPORATION                 2010   0             7,500             8,040         7,778
PACIFIC GAS AND ELECTRIC COMPA               2009   0            17,500            17,434        17,524
PACIFICORP                                   2008   0             6,500             6,500         6,502
PPL ELECTRIC UTILITIES CORPORA               2009   0            29,690            30,377        30,339
PROGRESS ENERGY CAROLINAS                    2009   0             4,000             4,043         4,061
PUB SERV CO OF COLORADO                      2009   0            20,530            21,065        21,075
RELIANT ENERGY INC                           2014   0             1,500             1,516         1,519
SBC COMMUNICATIONS INC                       2011   0             7,000             7,268         7,238
SBC COMMUNICATIONS INC                       2009   0             5,000             4,991         5,006
SPRINT CAPITAL CORP                          2011   0            10,000            10,623         9,825
TELECOM ITALIA CAPITAL                       2008   0            20,000            19,998        19,997
TELECOM ITALIA CAPITAL                       2010   0            15,000            14,918        14,798
TELUS CORP ORD                               2011   0             9,900            10,726        10,629
TRANS CONTINENTAL GAS PIPELINE               2011   0               750               773           780
TRANSCANADA PIPELINES LTD                    2010   0            12,750            13,060        13,138
US WEST COMMUNICATIONS INC                   2015   0               510               514           491
VERIZON NEW YORK INC                         2012   0             4,000             4,214         4,171
VERIZON PENNSYLVANIA                         2011   0            12,250            12,527        12,346
VODAFONE GROUP PLC                           2010   0             8,750             9,193         9,176
XCEL ENERGY INC                              2008   0             2,500             2,500         2,500
                                                              ---------         ---------     ---------
TOTAL - CORPORATE - UTILITY                                     341,913           348,514       346,702
                                                              ---------         ---------     ---------
TOTAL - CORPORATE DEBT SECURITIES                             1,400,174         1,395,785     1,376,856
                                                              ---------         ---------     ---------
TOTAL - BONDS AND NOTES                                       3,552,401         3,533,440     3,413,108
                                                              ---------         ---------     ---------
PREFERRED STOCK
PREFERRED STOCK - STATED MATURITY
Corporate - Industrial
WHIRLPOOL CORP                               2008   0                 9               902           902(b)(d)
                                                              ---------         ---------     ---------
TOTAL - CORPORATE - INDUSTRIAL                                        9               902           902
                                                              ---------         ---------     ---------
Corporate - Utility
AMERENCILCO                                  2008   0                28             2,763         2,778
                                                              ---------         ---------     ---------
TOTAL - CORPORATE - UTILITY                                          28             2,763         2,778
                                                              ---------         ---------     ---------
TOTAL - PREFERRED STOCK - STATED MATURITY                            37             3,665         3,680
                                                              ---------         ---------     ---------
PREFERRED STOCK - PERPETUAL
Corporate - Finance
UBS PREFERRED FUNDING TRUST IV                      0            20,000            19,612        17,524
                                                              ---------         ---------     ---------
TOTAL - CORPORATE - FINANCE                                      20,000            19,612        17,524
                                                              ---------         ---------     ---------

TOTAL - PREFERRED STOCK - PERPETUAL                              20,000            19,612        17,524
                                                              ---------         ---------     ---------
TOTAL - PREFERRED STOCK                                          20,037            23,277        21,204
                                                              ---------         ---------     ---------
COMMON STOCK
COMMON STOCK
Corporate - Finance
NPF XII INC - ABS                                   0            10,000                 0             0
                                                              ---------         ---------     ---------
TOTAL - CORPORATE - FINANCE                                      10,000                 0             0
                                                              ---------         ---------     ---------
TOTAL - COMMON STOCK                                             10,000                 0             0
                                                              ---------         ---------     ---------
TOTAL - COMMON STOCK                                             10,000                 0             0
                                                              ---------         ---------     ---------
TOTAL INVESTMENTS IN SECURITIES OF                            3,582,438         3,556,717     3,434,312
   UNAFFILIATED ISSUERS

NOTES:

a) All available for sale securities are carried at fair value on the balance sheet.

b) In the absence of market quotations, securities are valued by Amerprise Certificate Company at fair value

c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $3.6 billion.

d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold.

e)   Non-income producing securities